ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.       ORGANIZATION AND PRINCIPAL ACTIVITIES

Yiren Digital Ltd. (the “Company” or “Yiren Digital” or the “Parent Company”) was incorporated under the laws of the Cayman Islands in September 2014 by CreditEase Holdings (Cayman) Limited (“CreditEase”). The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries (collectively referred to as the “Group”) have been operating one of China’s online financial service platforms by leveraging technology to seamlessly deliver individual borrowers an easy access to credit and investors attractive investment opportunities.

The Group started its online consumer finance marketplace business in March 2012 as a business unit under the Group’s parent company, CreditEase, which remains the Group’s parent company and controlling shareholder. CreditEase incorporated the Company in the Cayman Islands to be the Group’s holding company in September 2014.The Company established a wholly owned subsidiary in Hong Kong, YouRace Digital Holdings HK Limited (formerly known as Yiren Digital Hong Kong Limited), or YouRace HK, in October 2014, and YouRace HK further established YouRace Hengchuang Technology Development (Beijing) Co., Ltd. (formerly known as Yiren Hengye Technology Development (Beijing) Co., Ltd.), or YouRace Hengchuang, its wholly owned subsidiary in China, in January 2015. YouRace HK further established Chongqing Hengyuda Technology Co., Ltd., or Hengyuda, its wholly owned subsidiary in China, in March 2016.

As the PRC laws and regulations prohibit or restrict foreign ownership of the companies where the PRC operating licenses are required, the Company, via its wholly-owned subsidiaries in the PRC, YouRace Hengchuang and Hengyuda, entered into a series of agreements with Hengcheng Technology Development (Beijing) Co., Ltd (“Hengcheng”), Yiren Financial Information Service (Beijing) Co., Ltd.(“Yiren Wealth Management”) and CreditEase Puhui Information Consultant (Beijing) Co., Ltd. (“Creditease Puhui”) and their shareholders. Consequently, YouRace Hengchuang and Hengyuda became the primary beneficiary of Hengcheng, Yiren Wealth Management and CreditEase Puhui and consolidate Hengcheng, Yiren Wealth Management and CreditEase Puhui (see VIE arrangements in Note 2).

Starting from 2015, the Group began to expand its investor base from individual investors to institutional investors, who invest in the loans from the Group’s platform through a series of arrangements among assets backed financial entities. The Group consolidated such assets backed financial entities if the Group is considered as their primary beneficiary. Refer to Note 2 for further details.

During the year of 2019, the Group acquired several subsidiaries from CreditEase to expand its service lines.

On December 31, 2020, as a result of a business restructuring, the Group disposed its online consumer lending platform targeting individual investors as the funding source to CreditEase.  Refer to below for further details.

Acquisitions of subsidiaries under common control

On March 25, 2019, CreditEase entered into definitive agreements, which contemplated the separation and transfer of its online wealth management targeting the mass affluent investors, unsecured and secured consumer lending and other related services or businesses to the Group. As of March 31, 2019, the business of unsecured and secured consumer lending, operated by CreditEase Puhui, CreditEase Huimin Investment Management (Beijing) Co., Ltd. (“Huimin”) and its subsidiaries, as well as the Zhiwang wealth management business operated by CreditEase Zhuoyue Wealth Investment Management (Beijing) Co., Ltd. (“Zhuoyue”)  (collectively referred to as the “Acquired Businesses”) have been transferred to the Group for an aggregated consideration comprising of RMB233 million in cash, RMB2,627 million in contingent consideration and 61,981,412 shares of the Company. As part of the transaction, the related parties’ receivables and payables from/to the Acquired Businesses, and Tianda Xinan (Beijing) Guarantee Co., Ltd. (“Tianda Xinan”)’s payable to the Acquired Businesses were transferred to Zhuoyue. Zhuoyue subsequently unconditionally waived a net receivables amounting to RMB5,147 million from the Acquired Businesses. In May 2019, the Company also acquired Dekai Yichuang Asset Management (Shenzhen) Co., Ltd. (“Dekai Yichuang”, a consolidated VIE of CreditEase) and its subsidiaries from CreditEase for a consideration of RMB29 million. Cash consideration of RMB230 million and RMB29 million were paid in March and May, respectively, for the aforementioned acquisitions.

At the closing of the business transactions with CreditEase on July 11, 2019, the Company issued a total of 61,981,412 ordinary shares with a total fair value of RMB2,754 million. The contingent consideration is to be paid by monthly installments in an 18-month period after the closing with each payment contingent upon the Acquired Businesses achieving certain pre-agreed performance targets which are based on the total monthly loan volume facilitated by CreditEase Puhui. The Group made contingent payments to CreditEase amounting to RMB1,410 million until November 2019 as the pre-agreed performance targets were met. In December 2019, CreditEase waived the remaining contingent consideration, amounting to RMB1,217 million, which was accounted for as a contribution from CreditEase.

As the Company and the acquired entities were under common control of CreditEase for all the periods presented, the above acquisitions have been accounted for in a manner akin to a pooling-of-interests as if the Company had owned the acquired entities from the time they were incorporated. Accordingly, the Company retrospectively adjusted its consolidated financial statements to include the transferred net assets of the acquired entities and any related operations for all periods presented. Any difference between the net book value of the acquirees and the amounts paid by the Company has been accounted for as a capital contribution in the consolidated statements of changes in equity.

Disposal transactions

On November 30, 2019, Hengcheng, one of the Group's VIEs, acquired Huimin’s services to connect borrowers and investors. Subsequently, the Group sold Huimin to Puxin Hengye Technology Development (Beijing) Co., Ltd. (“Puxin”), a subsidiary of CreditEase, for an aggregated consideration of RMB47 million. The difference between the consideration and the carrying value of the net assets, amounting to RMB55 million was recorded in additional paid-in capital. The disposal of Huimin under common control was not retrospectively reflected in the consolidated financial statements

In September 2020, following recent changes in the industry and regulatory environment, the Group ceased to facilitate new loans to individual investors.  The remaining outstanding loans continued to be serviced by the Company. On December 31, 2020, to further streamline its service lines and reposition itself as a comprehensive personal financial service platform, the Group completed a business restructuring with CreditEase to dispose Hengcheng to CreditEase (the "Disposal"). Hengcheng provided loan facilitation and post origination services to borrowers under the consumer credit segment and provided account management services to individual investors under the wealth management segment. Hengcheng's pre-tax (loss)/income prior to the disposal amounted to RMB(2,048) million during the year ended December 31, 2020 and RMB373 million and RMB292 million during the years ended December 31, 2019 and 2018. Prior to the Disposal, Hengcheng operated its  online consumer lending platform targeting individual investors as the funding source.  As part of the Disposal, all the remaining net asset associated with the disposed operations of Hengcheng mainly consisting of financial assets and contract assets associated with the completed performance obligations related to the online consumer lending platform operated by Hengcheng were disposed to CreditEase. In addition, control over continuing services activities related to the outstanding loans balances of the online consumer lending platform operated by Hengcheng were transferred to CreditEase as well. In exchange for the Disposal, CreditEase paid the Company cash consideration amounting to RMB67 million, which represented the fair value of Hengcheng at the time of Disposal determined by the Company with the assistance of a fairness opinion report provided by an independent financial advisor. The fair value was determined based on the underlying value of the assets of Hengcheng, net of the liabilities and taking into account future cash inflows and cash outflows related to the remaining operations of Hengcheng. Cash outflows are mainly relate to the service activities of the outstanding loan balances that required to continue to provide, including expected operating costs related to loan collections, payment processing, labor cost and other post origination expenses. Cash inflows are related to service fee expected to be collected from the remaining outstanding loans.. Subsequent to the Disposal, CreditEase also become responsible to ensure the winding-down of the outstanding loan collection activities occur in an orderly manner in accordance with the related rules and regulations.  After the Disposal, by entering contracts with the Company, CreditEase has outsourced certain services to the Company relating to the servicing of the outstanding loans transferred as part of the Disposal.

The Company determined that the Disposal did not represent a strategic shift mainly because the Group (1) will continue to facilitate and service loans between borrowers and institutional funding partners other than individual investors subsequent to the Disposal and (2) will continue to perform some portion of the servicing of the outstanding loans subsequent to the Disposal. Further, the Company concluded that the Disposal had economic substance as it reflects the Group’s decision to avoid the obligations to continue to service the outstanding loans required in the winding-down of the online consumer lending platform operated by Hengcheng. Additionally, the Company determined that the cash consideration received represents the fair value of Hengcheng at the time of Disposal and the loss related to the Disposal is substantially attributable to the existing customer vendor relationship associated to servicing the outstanding loans. Accordingly, the Company recorded the difference between the cash consideration received and the carrying value of the net assets (RMB723 million) of Hengcheng, amounting to RMB 656 million, as loss of disposal on the consolidated statements of operations.

As of December 31, 2020, the Company’s principal subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are as follows:

	Date of	Place of	Percentage
	incorporation/	incorporation/	of legal
	establishment	establishment	ownership	Principal activities
Wholly owned subsidiaries

YouRace HK	October 8, 2014	Hong Kong	100%	Investment holding

YouRace Hengchuang	January 8, 2015	PRC	100%	Provision of consultancy service, information technology support and technology-enabled borrower acquisition and facilitation services

Hengyuda	March 21, 2016	PRC	100%	Provision of services relating to IT, system maintenance and customer support

Yiren Information Consulting (Beijing) Co., Ltd.(“Yiren Information”)	August 10, 2017	PRC	100%	Provision of borrower acquisition and referral services to institutional funding providers

Variable interest entities and its subsidiaries

Yiren Wealth Management	October 13, 2016	PRC		Wealth management consulting service

CreditEase Puhui	March 3, 2011	PRC		Provision of borrower acquisition and borrowers related customer maintenance services

Haijin Yichuang Financial Leasing Co., Ltd. (“Yichuang Financial Leasing”)	March 22, 2017	PRC		Provision of services for financing lease business

Hexiang Insurance Brokerage Co. Ltd (“Hexiang Insurance”)	September 28, 2011	PRC		Provision of services for insurance brokerage business